Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents
Cash and Cash Equivalents
6.	Cash and Cash Equivalents

Cash and cash equivalents as of December 31, 2024 and 2023, consisted of:

	2024		2023
Cash and bank accounts	Ps.	3,905,893	Ps.	2,316,842
Short-term investments (1)		42,287,280		30,269,510
Total cash and cash equivalents	Ps.	46,193,173	Ps.	32,586,352

(1) Highly liquid investments with an original maturity of three months or less at the date of acquisition.